Segment information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment information
36	Segment information
Management defined the Company’s operating segments based on the reports used for strategic decision making, reviewed by the chief operating decision-maker.
The chief operating decision-maker evaluates the segments based on its consolidated operating results, dividing it geographically and in terms of markets for specific products. From a geographic perspective, Management considers the performance of the operations in Brazil, North America, Europe, Latin America (expect Brazil) and Asia Pacific.
36.1 Commercial Aviation segment
The Commercial Aviation segment mainly involves the development, production and sale of commercial jets and aircraft leases.

•	ERJ 145 family, comprising the ERJ 135, ERJ 140 and ERJ 145 jets, certified to operate with 37, 44 and 50 seats, respectively.

•
EMBRAER 170/190 family, comprising the EMBRAER 170, a
70-seat
jet, EMBRAER 175, a
76-seat
jet, EMBRAER 190, a
100-seat
jet and the EMBRAER 195, a
108-seat
jet. The EMBRAER 170 model has been operating commercially since 2004, the EMBRAER 175 and EMBRAER 190 models started commercial operations in 2006, and the EMBRAER 195 model in 2007.

•
E-Jets
E2, the second generation of the
E-Jets
family of commercial aircraft, consists of three new aircraft –
E175-E2
with capacity of up to 88 seats,
E190-E2
with up to 106 seats and
E195-E2,
with up to 146 seats in a typical single-class configuration. The
E190-E2
started commercial operations in the first half of 2018. First production
E195-E2
was delivered in September 2019 and the
E175-E2
will entry into service between 2027 and 2028.

36.2 Defense & Security segment
The Defense & Security segment operations mainly involve research, development, production, modification and support for military defense and security aircraft, as well as a wide range of products and integrated solutions that include radars, special space systems (satellites), cyber security solutions and advanced information and communication systems, such as Command, Control, Communications, Computer, Intelligence, Surveillance and Reconnaissance systems (C4ISR).
The expansion and diversification of the portfolio, previously focused on military aircraft, was facilitated by a strategy of partnerships, acquisitions and organic growth.
The Company’s principal customer is currently the Brazilian Defense Ministry and, in particular, the Brazilian Air Force, although the diversification of the portfolio has resulted in a corresponding diversification of customers: the Brazilian Army and Navy and the Communications Ministry, as well as a growing international presence of our products and solutions.
Main products in the Embraer Defense & Security portfolio:

•
C-390
Millennium/
KC-390
Millennium - joint project between the Brazilian Air Force and Embraer to develop and produce a tactical military transport aircraft, including aerial refueling capability. The CGU represents a significant advance in terms of technology and innovation for the airspace Industry. The aircraft is designed to establish new standards in its category, delivering lower operating costs than its competitors, and the flexibility to accomplish a variety of missions: troop and cargo transport, aerial resupply, aerial refueling, search & rescue, aerial firefighting, among other missions.

•
A-29
Super Tucano - military turboprop that combines advanced operational capacities with low acquisition and operating costs. The
A-29
Super Tucano is a true multi-mission aircraft – its main mission segments are: (1) aerial support to land operations, (2) reconnaissance, and (3) tactical training. The
A-29
Super Tucano possesses the operational capabilities to accomplish border surveillance, close air support and counter insurgence missions (COIN).

•
Software and Systems Development - combining the expertise of Atech Negócios em Tecnologia S.A. with Embraer capabilities in system development and integration, we provide specialized engineering services for the development, installation, revitalization and maintenance of critical control, defense and monitoring systems. As part of the solution packages, Embraer Defense & Security also provides the equipment and tools for total integration with our services.

•
Border Surveillance and protection of Strategic Structures - based on our expertise in systems integration, Embraer develops, designs, certifies, produces, integrates and implements systems and services in the field of border surveillance and control, as well as protection of critical infra-structures.

•
Radars - having a proven track record in developing and producing radars for Defense and Remote Sensing applications, Embraer Defense & Security offers multiple solutions in the Radars & Land Systems field: anti-aircraft artillery, land surveillance, civil and military air traffic control, communications intelligence systems, synthetic aperture radar for cartography and precision-monitoring services, etc.

•
Cybersecurity - through Tempest, Embraer Defense & Security provides cybersecurity solutions in the civil, government and defense markets. Cybersecurity solutions include specialized diagnostic services, cybersecurity systems architecture and implementation, as well as software and technical products for control and protection of cyber environments.

•
Satellites and Space Services - Visiona Tecnologia Espacial is a joint venture of Embraer and Telebrás. After the successful program to provide and integrate the Brazilian Geostationary Defense and Communications Satellite system (SGDC), the company is currently developing the Nano Satellite VCUB. This new program will validate the software developed by Visiona for the satellites of the Brazilian Space Program, and perform observation missions of the earth, as well as collect data. Visiona also provides remote sensing services through satellite images or airborne radars.

Other portfolio capabilities of Embraer Defense & Security:

•
Aircraft Modernization - the Company is also prepared to offer aircraft modernization services. Four active contracts represent successful programs in this area, all of them at the final delivery stage. The first one, known as
F-5BR,
is focused on the structural and electronic upgrade of the Brazilian Air Force’s
F-5
fighter jet. The second program,
A-1M,
concerns upgrading the AMX, an advanced jet that is part of the assets of the Brazilian Air Force. The scope of third program, contracted by the Brazilian Navy, comprises the revitalization of the
A-4
Skyhawk aircraft (denominated
AF-1
by the customer), as well as the incorporation of new technologies to the platform. On the fourth program, which also supports the Brazilian Air Force, the Company was contracted to modernize the airborne sensors on the
EMB-145
AEW&C aircraft.

•
ISR family (Intelligence, Surveillance and Reconnaissance) - originally developed to support the SIVAM program, and based on the
ERJ-145
platform, some customized versions have been ordered by the governments of Greece, Mexico and India. A new solution is currently being marketed, which uses the Praetor 600 platform to deliver the AEW&C (Airborne Early Warning and Control) capability.

•
Transportation of Authorities and Special Missions - derived from Commercial Aviation and Executive Aviation aircraft platforms, these are aircraft used to transport government and/ or armed forces authorities, or to carry out special missions.

Furthermore, Embraer Defense & Security also partners with foreign companies to execute Strategic Projets and other relevant endeavors of the Brazilian Armed Forces, such as the
F-39
Gripen and the Tamandaré Class Frigates.
36.3 Executive Aviation segment
Executive Aviation market operations comprise the development, production and sale of executive jets, and leases of the following product lines:

•	Phenom family - executive jets in the Entry Jet and Light Jet categories, respectively. The first deliveries of the Phenom 100 were made in 2008, and deliveries of the Phenom 300 started in 2009.

•	Praetor 500 and Praetor 600 - most disruptive executive jets in the Midsize and Super Midsize categories, introduced in Q4 2018 with deliveries starting in 2nd half 2019.
36.4 Services & Support segment
Segment created to provide after-service solutions and support to its customers through a portfolio of solutions to ensure operational efficiency of products manufactured by Embraer and by other aircraft manufacturers, extending the useful life of commercial, executive and defense aircraft.
In addition to its experience in proposing support solutions to customers, OGMA (Embraer’s subsidiary in Portugal) offers MRO (Maintenance, Repair and Overhaul) services for a wide range of commercial, executive and defense aircraft, aircraft components and engines and it is a significant supplier of steel and composite aviation structures to several aircraft manufacturers.
The Services & Support segment consist of the following macro processes:

•
Capture customer needs and develop integrated support and services solutions: To develop integrated and competitive support solutions, technical services, materials, or MRO activities that meet the needs and expectations of Embraer customers.

•
Sell and administrate support and services solution: To sell integrated and competitive technical support, service solutions, materials, or MRO activities, and administer support and service contracts.

•
Deliver Material Solutions: To provide parts to customers, by direct sale or availability through special programs, manage component repair, provide inventory management services and advice on inventory formation.

•
Deliver Technical Solutions: To provide technical, operational and maintenance support to customers fleets with services such as providing training for pilots and commissioners, aircraft modification and enhancement projects, review of technical, operational and maintenance publications, and sustaining digital solutions.

•	Deliver MRO Solutions: To provide maintenance services for aircraft, engines and landing gear (scheduled and unscheduled), aircraft modernization and component repair .
36.5 Other Segments
Operations reported as other relate to the supply of structural parts and mechanical and hydraulic systems, and production of agricultural crop-spraying aircraft. The segment related to the development and certification of electric vertical take-off
and landing vehicles (eVTOLs), the creation of a maintenance and services network for eVTOLs and the creation of an air traffic management system for eVTOLs (UAM Business) did not have relevant operations in the Company’s operations for 2022, therefore are being presented as other in the operating segment information. The operating income (expenses) presented in this segment refers substantially to expenses incurred in the transaction with Zanite, for additional information see Note 12.3.
Consolidated statements of income data by operating segment - year ended December 31, 2022:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,543.9	447.6	1,244.4	1,266.8	37.7	4,540.4	—	4,540.4
Cost of sales and services	(1,382.3)	(350.8)	(953.2)	(912.3)	(29.6)	(3,628.2)	—	(3,628.2)
Gross profit	161.6	96.8	291.2	354.5	8.1	912.2	—	912.2
Operating income (expense)	(145.5)	(86.8)	(141.5)	(193.2)	(386.1)	(953.1)	(69.6)	(1,022.7)
Operating profit before financial income (expense)	16.1	10.0	149.7	161.3	(378.0)	(40.9)	(69.6)	(110.5)
Financial income (expense), net							(123.5)	(123.5)
Foreign exchange loss, net							28.2	28.2
Loss before taxes on income								(205.8)
Income tax expense							2.3	2.3

Loss for the period								(203.5)

Unallocated items from operating income (expense) refer to expenses incurred as part of the corporate restructuring of the Company and expenses with certain corporate demands not directly related to any operating segment.
Revenue by geographic area - year ended December 31, 2022:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,234.7	2.9	914.1	706.0	—	2,857.7
Europe	234.9	194.1	212.6	242.8	—	884.4
Asia Pacific	—	3.6	—	97.3	—	100.9
Latin America, except Brazil	—	1.4	20.0	31.6	—	53.0
Brazil	2.4	245.1	87.8	132.2	37.7	505.2
Others	71.9	0.5	9.9	56.9	—	139.2

Total	1,543.9	447.6	1,244.4	1,266.8	37.7	4,540.4

Assets by operating segment - year ended December 31, 2022:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	542.8	194.3	396.5	510.3	5.3	1,649.2	—	1,649.2
Intangible assets	1,193.3	80.3	881.3	9.0	33.4	2,197.3	49.2	2,246.5

Total	1,736.1	274.6	1,277.8	519.3	38.7	3,846.5	49.2	3,895.7

F-87

Assets by geographic area - year ended December 31, 2022:

	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	351.1	263.0	69.0	966.1	1,649.2
Intangible assets	107.8	45.3	—	2,093.4	2,246.5

Total	458.9	308.3	69.0	3,059.5	3,895.7

Consolidated statements of income data by operating segment – year ended December 31, 2021:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total

Revenue	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2	—	4,197.2
Cost of sales and services	(1,263.9)	(488.4)	(923.4)	(827.6)	(34.3)	(3,537.6)	—	(3,537.6)
Gross profit	52.5	106.0	206.7	304.6	(10.2)	659.6	—	659.6
Operating income (expense)	(57.1)	(89.0)	(76.9)	(143.2)	(23.1)	(389.3)	(69.0)	(458.3)
Operating profit before financial income (expense)	(4.6)	17.0	129.8	161.4	(33.3)	270.3	(69.0)	201.3
Financial income (expense), net							(199.4)	(199.4)
Foreign exchange gain (loss), net							25.5	25.5
Loss before taxes on income								27.4
Income tax benefit (expense)							(70.9)	(70.9)

Loss for the period								(43.5)

Unallocated items

from operating income (expense) refer to expenses incurred as part of the corporate restructuring of the Company and expenses with certain corporate demands not directly related to any operating segment.
Revenue by geographic area – year ended December 31, 2021:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	687.6	58.1	807.2	614.0	1.3	2,168.2
Europe	494.5	158.7	229.1	234.4	—	1,116.7
Asia Pacific	3.3	80.8	27.6	97.9	—	209.6
Latin America, except Brazil	—	3.0	4.1	30.7	—	37.8
Brazil	1.8	285.8	62.1	106.1	22.8	478.6
Others	129.2	8.0	—	49.1	—	186.3

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

Assets
by operating segment - year ended December 31, 2021:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	498.2	253.8	344.9	589.7	1.0	1,687.6	—	1,687.6
Intangible assets	1,154.1	11.8	788.0	—	182.7	2,136.6	76.8	2,213.4

Total	1,652.3	265.6	1,132.9	589.7	183.7	3,824.2	76.8	3,901.0

Assets by geographic area - year ended December 31, 2021:

	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	337.7	305.9	44.4	999.6	1,687.6
Intangible assets	96.6	43.2	—	2,073.6	2,213.4

Total	434.3	349.1	44.4	3,073.2	3,901.0

Consolidated statements of income data by operating segment – year ended December 31, 2020:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1	—	3,771.1
Cost of sales and services	(1,086.8)	(549.1)	(886.1)	(751.4)	(20.1)	(3,293.5)	—	(3,293.5)
Gross profit	27.6	104.8	185.4	168.6	(8.8)	477.6	—	477.6
Operating income (expense)	(300.8)	(72.2)	(95.5)	(240.7)	(22.6)	(731.8)	(69.2)	(801.0)
Operating profit before financial income (expense)	(273.2)	32.6	89.9	(72.1)	(31.4)	(254.2)	(69.2)	(323.4)
Financial income (expense), net							(232.7)	(232.7)
Foreign exchange gain (loss), net							(79.1)	(79.1)
Profit before taxes on income								(635.2)
Income tax expense							(93.1)	(93.1)

Loss for the period								(728.3)

Revenue by geographic area – year ended December 31, 2020:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	858.4	108.8	1,054.4	509.7	1.2	2,532.5
Europe	215.4	108.4	17.1	203.1	—	544.0
Asia Pacific	4.8	81.6	—	75.2	—	161.6
Latin America, except Brazil	0.4	49.2	—	26.4	—	76.0
Brazil	3.0	297.6	—	72.3	10.1	383.0
Others	32.4	8.3	—	33.3	—	74.0

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1